INCOME TAXES - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Net loss before provision for income taxes	$ (9,305,224)	$ (46,166,668)	$ (9,111,192)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (2,326,306)	$ (11,541,667)	$ (2,277,798)
Effect of income tax rate difference in other jurisdictions	124,406	439,213	132,949
Effect of income tax exemptions and preferential tax rates	(5,153,269)	(1,679,031)	151,317
Effect of expenses not deductible for tax purposes	1,425,861	9,053,735	81,938
Changes in valuation allowance	2,573,942	1,854,637	727,896
Income tax benefits	$ (3,355,366)	$ (1,873,113)	$ (1,183,698)